Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill
7.	GOODWILL

At December 31, 2012 and 2011, the fair value of the reporting unit exceeded its carrying value. Accordingly, the Company determined that goodwill was not impaired and no further testing was performed.